PENSIONS - Reconciliation of Benefit Obligation (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 53,166	$ 50,564
Service cost	379	369	$ 468
Interest cost	2,042	2,359	2,159
Actuarial (gain) loss	(2,547)	3,700
Foreign currency exchange rate changes	(509)	(686)
Benefit payments	(3,058)	(3,140)
Benefit obligation at December 31	49,473	53,166	$ 50,564
Accumulated benefit obligation	$ 48,500	$ 51,800